Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of additional information related to operating leases

	As of December 31,
	2021	2020
Operating lease right-of-use assets	$7,881	$8,983
Operating lease liabilities, current	$5,367	$3,536
Operating lease liabilities, noncurrent	$5,159	$8,824
Weighted-average remaining lease term (in years)	2.0	3.4
Weighted-average discount rate	4.9%	5.0%

Schedule of future undiscounted lease payments under operating leases

Future undiscounted lease payments under operating leases as of March 31, 2022 were as follows:

	Lease Payment		Net Lease
	Obligation	Sublease Income	Obligation
Remainder of 2022	$4,436	$(262)	$4,174
2023	4,030	(349)	3,681
2024	936	(349)	587
2025	393	(204)	189
2026	—	—	—
Total undiscounted lease payments	$9,795	$(1,164)	$8,631
Less: Imputed interest	(472)
Present value of future lease payments	$9,323
Less: operating lease liabilities, current	5,221
Operating lease liabilities, noncurrent	$4,102

	Lease Payment	Sublease	Net Lease
	Obligation	Income	Obligation
2022	5,762	(349)	5,413
2023	4,030	(349)	3,681
2024	936	(349)	587
2025	393	(204)	189
2026	—	—	—
Total undiscounted lease payments	$11,121	$(1,251)	$9,870
Less: Imputed interest	595
Present value of future lease payments	$10,526
Less: operating lease liabilities, current	5,367
Operating lease liabilities, noncurrent	$5,159